Pay vs Performance Disclosure	12 Months Ended
	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following section has been prepared as required by the SEC’s pay versus performance (“PvP”) disclosure rules adopted pursuant to the Dodd-Frank Act and set forth in Item 402(v) of Regulation S-K (the “PvP Rules”). Under the PvP Rules, the Company must calculate compensation using the methodology required by the SEC referred to as “compensation actually paid” (“CAP”), which is then compared to certain Company and peer group performance measures prescribed by the SEC. CAP amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO and non-PEO NEOs in the applicable fiscal year. CAP, as required under the PvP Rules, is influenced by many factors. CAP reflects adjusted values to unvested and vested equity awards during the fiscal years based on year-end stock prices and various accounting valuation assumptions. CAP generally fluctuates due to stock price achievement, timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics and varying levels of actual achievement of performance goals.
					Value of Initial Fixed $100 Investment Based on
Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	AZZ Total Shareholder Return(5) ($)	S&P Composite 1500 Building Products Index Total Shareholder Return(5) ($)	Net Income (Loss) ($ Millions)	Adjusted EPS(7)
2023	4,042,222	3,797,001	1,441,129	1,429,076	115.80	171.70	(61.2)(6)	4.01
2022	4,141,268	5,407,772	980,499	1,290,420	137.90	168.42	84.0	3.34
2021	3,223,989	3,514,778	877,896	1,642,628	141.23	148.00	39.6	2.11

(1)
We refer to the Company’s PEO as CEO throughout this Proxy Statement. The PEO was Mr. Ferguson for each of the fiscal years shown in the table above.

(2)
CAP for the PEO is calculated as noted in the table below:

	2023	2022	2021
Summary Compensation Table Total (“SCT”) Compensation	$4,042,222	$4,141,268	$3,223,989
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(2,146,657)	(2,052,510)	(1,680,786)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(a)	1,781,080	1,727,973	2,777,661
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(a)	(112,761)	949,716	1,650,488
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	149,081	560,982	(205,982)
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during the current fiscal year	—	—	(2,260,395)
Plus: dividend equivalents earned during applicable fiscal year upon vesting	84,036	80,343	9,804
Compensation Actually Paid	$3,797,001	$5,407,772	$3,514,778

(a)
The fair value as of the applicable fiscal year end (prior to vesting) for RSU and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year 2021, 2022 and 2023, the PSUs vest at the end of a three-year performance period with payouts ranging from 0%-200% for the relative TSR component. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in our peer group.

(3)
The non-PEO NEOs reflected in the table above were as follows: for fiscal year 2023 — Mr. Emery, Mr. Hill, Mr. Lavelle, Ms. Mackey, Mr. Stovall and Mr. Schlom; for fiscal year 2022 — Mr. Hill, Ms. Mackey, Mr. Stovall and Mr. Schlom; and for fiscal year 2021 — Mr. Fehlman, Ms. Mackey, Mr. Hill, Mr. Schlom and Mr. Stovall. Mr. Fehlman served as the Company’s Senior Vice President, Chief Financial Officer until May 31, 2020..

(4)
The average CAP for the Non-PEO NEOs is calculated as noted in the table below:

	2023	2022	2021
Summary Compensation Table (“SCT”) Total Compensation	$1,441,129	$980,499	$877,896
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(349,126)	(299,198)	(436,563)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(b)	337,354	319,183	992,129
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(b)	(18,789)	192,234	321,725
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	(4,948)	87,343	(47,148)
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during applicable fiscal year	—	—	(67,454)
Plus: dividends equivalents earned during applicable fiscal year upon vesting	23,455	10,359	2,042
Compensation Actually Paid	$1,429,076	$1,290,420	$1,642,628

(b)
The fair value as of the applicable fiscal year end (prior to vesting) for RSUs and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year 2021, 2022 and 2023, the PSUs vest at the end of a three-year performance period with payouts ranging from 0%-200% for the relative TSR component. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in our peer group.

(5)
TSR is based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends. The S&P Composite 1500 Building Products Index is the industry peer group included in the Stock Performance Graph in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2023.

(6)
During fiscal year 2023, we recognized a loss related to the AIS Divestiture of $159.9 million, which adversely impacted GAAP net income, resulting in a net loss for the year of $61.2 million. In addition, the AIS business was recorded as discontinued operations in our consolidated statements of income, because this business will not be part of our ongoing operations. The GAAP net income from continuing operations reported in our Annual Report on Form 10-K for the year ended February 28, 2023, which represents our ongoing business, was $66.3 million for fiscal year 2023.

(7)
The Board and its Compensation Committee determined that Adjusted earnings per share (EPS) was the most important financial performance measure that the Company used to link compensation actually paid to our PEO and non-PEO NEOs to financial performance for fiscal year 2023. Adjusted EPS is a non-GAAP measure. Due to the acquisition of Precoat Metals and the AIS Divestiture, Adjusted EPS for purposes of compensation performance measures for fiscal year 2023 is calculated as net income available to common shareholders, excluding the loss on the AIS divestiture, amortization, acquisition and transaction-related expenses, additional depreciation associated with the Precoat acquisition and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares. For fiscal year 2022 and fiscal year 2021, Adjusted EPS is calculated as net income, excluding restructuring and impairment charges, acquisition-related expenses and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares.

Company Selected Measure Name	Adjusted earnings per share
Named Executive Officers, Footnote
(1)
We refer to the Company’s PEO as CEO throughout this Proxy Statement. The PEO was Mr. Ferguson for each of the fiscal years shown in the table above.
(3)
The non-PEO NEOs reflected in the table above were as follows: for fiscal year 2023 — Mr. Emery, Mr. Hill, Mr. Lavelle, Ms. Mackey, Mr. Stovall and Mr. Schlom; for fiscal year 2022 — Mr. Hill, Ms. Mackey, Mr. Stovall and Mr. Schlom; and for fiscal year 2021 — Mr. Fehlman, Ms. Mackey, Mr. Hill, Mr. Schlom and Mr. Stovall. Mr. Fehlman served as the Company’s Senior Vice President, Chief Financial Officer until May 31, 2020..

Peer Group Issuers, Footnote
(5)
TSR is based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends. The S&P Composite 1500 Building Products Index is the industry peer group included in the Stock Performance Graph in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2023.

PEO Total Compensation Amount	$ 4,042,222	$ 4,141,268	$ 3,223,989
PEO Actually Paid Compensation Amount	$ 3,797,001	5,407,772	3,514,778
Adjustment To PEO Compensation, Footnote
(2)
CAP for the PEO is calculated as noted in the table below:

	2023	2022	2021
Summary Compensation Table Total (“SCT”) Compensation	$4,042,222	$4,141,268	$3,223,989
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(2,146,657)	(2,052,510)	(1,680,786)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(a)	1,781,080	1,727,973	2,777,661
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(a)	(112,761)	949,716	1,650,488
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	149,081	560,982	(205,982)
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during the current fiscal year	—	—	(2,260,395)
Plus: dividend equivalents earned during applicable fiscal year upon vesting	84,036	80,343	9,804
Compensation Actually Paid	$3,797,001	$5,407,772	$3,514,778

(a)
The fair value as of the applicable fiscal year end (prior to vesting) for RSU and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year 2021, 2022 and 2023, the PSUs vest at the end of a three-year performance period with payouts ranging from 0%-200% for the relative TSR component. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in our peer group.

Non-PEO NEO Average Total Compensation Amount	$ 1,441,129	980,499	877,896
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,429,076	1,290,420	1,642,628
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The average CAP for the Non-PEO NEOs is calculated as noted in the table below:

	2023	2022	2021
Summary Compensation Table (“SCT”) Total Compensation	$1,441,129	$980,499	$877,896
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(349,126)	(299,198)	(436,563)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(b)	337,354	319,183	992,129
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(b)	(18,789)	192,234	321,725
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	(4,948)	87,343	(47,148)
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during applicable fiscal year	—	—	(67,454)
Plus: dividends equivalents earned during applicable fiscal year upon vesting	23,455	10,359	2,042
Compensation Actually Paid	$1,429,076	$1,290,420	$1,642,628

(b)
	The fair value as of the applicable fiscal year end (prior to vesting) for RSUs and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year 2021, 2022 and 2023, the PSUs vest at the end of a three-year performance period with payouts ranging from 0%-200% for the relative TSR component.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Measures Linking CAP During Fiscal Year 2023 to Company Performance
The following table sets forth the compensation measures that the Company uses to measure the performance of its executive officers, including the non-PEO NEOs, during fiscal year 2023.
FY2023 Compensation Performance Measures
Adjusted Earnings per Share
Adjusted EBITDA
3-Year Relative TSR

Total Shareholder Return Amount	$ 115.8	137.9	141.23
Peer Group Total Shareholder Return Amount	171.7	168.42	148
Net Income (Loss)	$ (61,200,000)	$ 84,000,000	$ 39,600,000
Company Selected Measure Amount	4.01	3.34	2.11
PEO Name	Mr. Ferguson
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 159,900,000
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 66,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Non-GAAP Measure Description
(7)
The Board and its Compensation Committee determined that Adjusted earnings per share (EPS) was the most important financial performance measure that the Company used to link compensation actually paid to our PEO and non-PEO NEOs to financial performance for fiscal year 2023. Adjusted EPS is a non-GAAP measure. Due to the acquisition of Precoat Metals and the AIS Divestiture, Adjusted EPS for purposes of compensation performance measures for fiscal year 2023 is calculated as net income available to common shareholders, excluding the loss on the AIS divestiture, amortization, acquisition and transaction-related expenses, additional depreciation associated with the Precoat acquisition and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares. For fiscal year 2022 and fiscal year 2021, Adjusted EPS is calculated as net income, excluding restructuring and impairment charges, acquisition-related expenses and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Relative TSR
PEO | Equity Awards Adjustments of RSU and PSU Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,146,657)	$ (2,052,510)	$ (1,680,786)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,781,080	1,727,973	2,777,661
PEO | Equity Awards Adjustments Value of Awards Granted During Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,761)	949,716	1,650,488
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,081	560,982	(205,982)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,260,395)
PEO | Equity Awards Adjustments Of Increase Based on Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,036	80,343	9,804
Non-PEO NEO | Equity Awards Adjustments of RSU and PSU Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,126)	(299,198)	(436,563)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,354	319,183	992,129
Non-PEO NEO | Equity Awards Adjustments Value of Awards Granted During Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,789)	192,234	321,725
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,948)	87,343	(47,148)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,454)
Non-PEO NEO | Equity Awards Adjustments Of Increase Based on Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,455	$ 10,359	$ 2,042